Note 18 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
18	Cash and cash equivalents

	2017	2016

Bank balances	13,067	14,335
Cash and cash equivalents in the statement of financial position	13,067	14,335
Bank overdrafts used for cash management purposes	(311)	-
Net cash and cash equivalents at year end	12,756	14,335

The Group’s exposure to interest rate risk and a sensitivity analysis for financial assets and liabilities is disclosed in note
27.

Blanket Mine arranged an unsecured bank overdraft facility of
$4,000
of which
$311
(
2016;
Nil
) was utilised at
December 31, 2017.
The overdraft facility bears interest at
6.5%
per annum,
4.65%
above the base rate. The facility is repayable on demand.